Concentrations of Credit Risk, Major Customers, Major Suppliers and Geographic Information - Additional Information (Detail) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Revenue from four major distributors of Cortelco	$ 8,708,000	$ 10,105,000
Percentage revenue of Cortelco	42.00%	49.00%
Number of major distributors	4
Percentage revenue of distributor one	16.00%	17.00%
Percentage revenue of distributor two	14.00%	15.00%
Percentage revenue of distributor three		11.00%
Revenue from distributor one	3,358,000	3,518,000
Revenue from distributor two	2,904,000	3,157,000
Revenue from distributor three		2,314,572
Receivables	1,461,000	1,604,000
Receivables from the federal government	42,000	185,000
Trade accounts receivable	18.00%	21.00%
Purchases of company	39.00%
Number of major suppliers	2
Total purchases	3,100,000	3,441,000
Balances payable	126,000	227,000
Cortelco Systems Holding Corp [Member]
Revenue from four major distributors of Cortelco	60,000	407,000
Percentage revenue of Cortelco	3.00%	2.00%
Number of major distributors	4
Percentage revenue of distributor one	43.00%	49.00%
Percentage revenue of distributor two	17.00%	17.00%
Revenue from distributor one	8,708,000	10,105,000
Revenue from distributor two	3,358,000	3,518,000
Receivables	1,461,000	1,604,000
Receivables from the federal government	3,000	185,000
Trade accounts receivable	18.00%	21.00%
Purchases of company	39.00%
Number of major suppliers	2
Total purchases	3,100,000	3,441,000
Balances payable	$ 126,000	$ 227,000